Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact VIE’s economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All significant inter-company transactions and balances between the Company, its subsidiaries, VIE and VIE’s subsidiaries are eliminated upon consolidation.

Noncontrolling interests

Noncontrolling interests

For the Group’s subsidiaries majority-owned by the Company’s VIE and VIE’s subsidiaries, noncontrolling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Group as the controlling shareholder. As of December 31, 2024 and 2025, noncontrolling interest on the consolidated balance sheets was resulted from the consolidating 94.86% equity interest in Qilekang Digital Health, the VIE and 80.00% equity interest in Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”), a subsidiary of Qilekang Digital Health; The 5.14% of Qilekang Digital Health were held by two third-party institute shareholders and 20.00% of Nanjing Qilekang is held by an individual.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The major accounting estimates made in the preparation of the accompanying consolidated financial statements relate to the assessment of the valuation of accounts receivable, advances to suppliers, other receivables and related allowance for credit losses, useful lives of property and equipment, inventory reserve, recoverability and useful lives of long-lived assets, and valuation allowance on deferred tax assets. The Group bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Group and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is US$. The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Group and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2023, 2024 and 2025, the Group has foreign currency translation adjustment of nil, RMB5,231 and RMB1,747,229 (US$249,850), respectively.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Convenience translation

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of US$1 per RMB6.9931 on December 31, 2025, as published on the prevailing foreign exchange website. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Fair value measurements

Fair value measurements

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 —	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities;

Level 2 —	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data;

Level 3 —	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other receivables, advance to suppliers, other current assets, accounts payable, other payable, salary and welfare payable, value added tax (“VAT”) and other tax payable, advance from customers and accrued liabilities are a reasonable approximation of fair value due to the short maturities of these instruments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents primarily consist of cash and investments in interest bearing demand deposit accounts.
Restricted cash

Restricted cash

Restricted cash mainly represents the bank deposits judicially frozen by the court. As of December 31, 2023, 2024 and 2025, the Group has restricted cash balance of RMB88,068, nil and nil, respectively.

Accounts receivable

Accounts receivable

Accounts receivable is stated at the historical carrying amount net of allowance for expected credit loss. The Group uses the aging schedule method to calculate the credit loss and considered the relevant factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate. Additionally, the Group provides specific provision for credit losses based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability. When facts subsequently become available to indicate that the allowance provided requires an adjustment, a corresponding adjustment is made to the allowance account as a change in estimate.

Allowance for credit losses

Allowance for credit losses

Commencing January 1, 2023, the Group adopted ASC326, Financial Instruments-Credit Losses (“ASC326”), using modified-retrospective transition approach. Pursuant to ASC 326, an allowance for credit losses for financial assets is carried at amortized cost to present the net amount expected to be collected as of the balance sheet date.

Such allowance is based on credit losses expected to arise over the life of the asset’s contractual term, which includes consideration of prepayments. Assets are written off when the Group determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date.

Following the adoption of this guidance, a cumulative-effect adjustment in accumulated deficit of nil was recognized as of January 1, 2023. The adoption of ASC 326 did not have a material impact on the Company’s financial statements. The Group pools financial assets based on similar risk characteristics to estimate expected credit losses. The Group estimates expected credit losses on financial assets individually when those assets do not share similar risk characteristics. The Group has adopted aging schedule method to calculate the credit loss and considered the relevant factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Advances to suppliers

Advances to suppliers

Advances to suppliers consist of prepayments to its suppliers, such as pharmaceutical manufacturers and other distributors. The Group continuously monitor delivery from, and payments to, its vendors while an allowance for estimated credit losses based upon historical experience and any specific supplier issues, such as discontinuing of inventory supply, that have been identified. The balance is refundable and bears no interest. No allowance was provided for the balances of advances to suppliers as of December 31, 2024 and 2025.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Group periodically reviews its inventory and records write-downs to inventories for losses and damages that are identified. The Group provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference, if any, between the cost of the inventory and its estimated realizable value. For the years ended December 31, 2023, 2024 and 2025, the write-down of inventories was RMB503,079, RMB494,459 and RMB1,883,635 (US$269,355), respectively.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of FASB ASC Topic 340-10-S99-1, “Other Assets and Deferred Costs — SEC Materials” (“ASC 340-10-S99”) and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other professional expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. As of December 31, 2024 and 2025, the deferred offering cost was RMB7,437,679 and nil, respectively.

Total offering costs directly related to initial public offering (“IPO”) incurred through the balance sheet date of approximately RMB29,129,441 (US$4,165,455) were charged to additional-paid-in capital upon completion of the IPO.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation or amortization, and impairment, if any. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated residual value. Leasehold improvements are amortized over the shorter of lease term or remaining lease period of the underlying assets. Following are the estimated useful lives of the Group’s property and equipment:

	Estimated Useful Life	Net Residual Value Rate
Leasehold improvements	3 years	5%
Office equipment & furniture	3 – 5 years	5%
Motor vehicles	3 – 5 years	5%

Maintenance, repairs and minor renewals are charged to expenses as incurred.

Impairment of long-lived assets with definite lives

Impairment of long-lived assets with definite lives

The Group evaluates long-lived assets, including property and equipment and operating lease right-of-use assets for impairment, whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability is measured by comparing the carrying amount of the asset or asset group to the related projected undiscounted cash flows expected to result from the use of the assets or asset group and their eventual disposition, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the carrying amount of the assets or assets group exceeds the expected undiscounted cash flows, the Group would recognize an impairment loss based on the fair value of the assets or assets group.

The Group recorded impairment loss on property and equipment and operating lease right-of-use assets of RMB43,923 and RMB1,063,104 for the year ended December 31, 2023. The Group recorded impairment loss on property and equipment and operating lease right-of-use assets of RMB37,773 and RMB2,200,752 for the year ended December 31, 2024. The Group recorded impairment loss on property and equipment and operating lease right-of-use assets of RMB73,240 (US$10,473) and RMB2,035,277 (US$291,041) for the year ended December 31, 2025.

Impairment of long-term investment

Impairment of long-term investment

The Group assesses impairment of equity investments without readily determinable fair values by assessment for impairment qualitatively at each reporting period. That impairment assessment is similar to the qualitative assessment for long lived assets, goodwill, and indefinite-lived tangible assets. Upon determining that impairment exists, the Group should calculate the fair value of that investment and recognize as an impairment in net income any amount by which the carrying value exceeds the fair value of the investment. For the years ended December 31, 2023, 2024 and 2025, the Group recorded impairment loss on long-term investment was RMB500,000, nil and nil, respectively.

Revenue recognition

Revenue recognition

Under ASC 606, Revenue from Contracts with Customers, the core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations.

The following is a discussion of the Group’s revenue recognition policies by segment under the new revenue recognition accounting standard:

Internet hospital

The Internet hospital is a comprehensive remote medical service platform, especially for certain chronic disease, that connects doctors with customers through the Group’s WeChat official account and mobile apps to facilitate the doctors to provide online follow-up consultations and online prescription renewal service to the customers and also the Group sells pharmaceuticals to the customers through the Internet hospital platform.

Online consultation and prescription renewal service

Patients can consult doctors on medical issues or renew their prescriptions through Internet hospital platform. Patients could first describe their symptoms via text or picture, choose doctors based on the description of symptoms and their medical records. Based on a patient’s responses during the consultation, the doctor provides medical recommendations or advises the patient to conduct detailed examinations at hospitals and upload the results to our system for follow-up consultations. Each medical consultation lasts up to 24 hours by system default and can be terminated by the doctor upon its conclusion. The Group charges service fee to the patients at a fixed price set case-by-case based on the doctor’s rank. The Group’s performance obligation is to provide consultation services to customers. Specifically, other than consultation services there are no other commitments, quantitatively or qualitatively, related to provision of service via the online platform. Therefore, there is only one performance obligation in this type of contract. The Group recognizes the revenue on a gross basis as the Group is acting as a principal because the Group controls the services provided to the patients. The Group is able to direct registered doctors to provide service on the behalf of the Group. If the directed doctor is not able to complete the service in limited circumstances, the Group will assign another registered doctor to provide the service. In addition, the Group has the discretion in setting the prices for the services. The registered doctors are obligated to comply with the rules set by the Group when providing the service. The service revenue is recognized at the point in time when the service is rendered.

Online pharmacy sales

The Group generates revenue from online pharmacy sales through its Internet hospital. Upon the completion of a doctor’s service to a customer and the prescription drug is also applicable to the customer, a prescription drugs list will be generated automatically in the customer’s account. The patient may directly confirm the prescription drugs list and make payment, then the Group delivers the prescription drugs to the customer by third party courier companies. The performance obligation is to deliver the prescription drugs ordered by customers. Specifically, other than products delivery there are no other commitments, quantitatively or qualitatively, related to sales of products via the online platform. Therefore, there is only one performance obligation in this type of contract. The Group recognizes the revenue on a gross basis as it obtains control of the drugs upon purchase from its vendors, before transferring them to the customers. Revenue from online drug sales is recognized when prescription drugs are accepted by customers.

Pharmaceuticals supply chain

Pharmacy retail sales

The Group generates revenue from the sale of prescription drugs, over-the-counter (“OTC”) drugs, traditional Chinese medicine (“TCM”) and others in physical pharmacies. The sales price is fixed based on each transaction. No financial component, variable consideration and redeemed membership rewards. The performance obligation under the contract is to deliver the prescription drugs ordered by customers. Specifically, other than products delivery there are no other commitments, quantitatively or qualitatively, related to sales of products via pharmacy retail sales. Therefore, there is only one performance obligation in this type of contract. Revenue from sales of drugs and others at drugstores is recognized when the customer picks up and pays for the drugs and others. Usually the majority merchandise, such as prescription and OTC drugs, are not refundable after the customers leave the counter. The revenue is recognized on a gross basis as the Group obtains control of the drugs before transferring them to the customers.

Pharmacy wholesale

The Group generates revenue from selling pharmaceuticals to businesses, primarily to pharmacies and medical products dealers. The terms of pricing and payment stipulated in the contract are fixed. The performance obligation under the contract is to deliver the prescription drugs ordered by customers. Specifically, other than products delivery there are no other commitments, quantitatively or qualitatively, related to sales of products via the Company’s pharmacy wholesale business. Therefore, there is only one performance obligation in this type of contract. Revenue from sales of pharmacies to non-retail customers is recognized when the pharmaceuticals are transferred to and accepted by customers. The revenue is recognized on a gross basis as the Group obtains control of the pharmaceuticals before transferring them to the customers.

The Group’s revenue is net of value added tax (“VAT”) collected on behalf of the PRC tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the accompanying consolidated balance sheets until it is paid to the relevant PRC tax authorities.

Disaggregation of Revenue

Disaggregation of Revenue

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue from Internet hospital
– Online pharmacy sales and other sales revenue	69,644,697	87,849,203	149,235,145	21,340,342
– Online consultation service and other service revenue	1,364,274	1,190,397	1,477,013	211,210
Subtotal	71,008,971	89,039,600	150,712,158	21,551,552

Revenue from pharmaceuticals supply chain
– Pharmacy retail sales	6,282,249	6,639,199	5,963,663	852,792
– Pharmacy wholesale	227,561,751	246,879,121	243,239,143	34,782,735
Subtotal	233,844,000	253,518,320	249,202,806	35,635,527
Total	304,852,971	342,557,920	399,914,964	57,187,079
All the Group’s revenue is recognized at a point in time. See Note 18 for more information regarding revenue disaggregation by major source in each segment
Sales returns

Sales returns

The Group provides a refund policy to accept returns from customers, which varies and depends on the different products and customers. The estimated sales returns are determined based upon an analysis of historical sales returns. Return allowances are recorded as a reduction in revenues with corresponding sales return liabilities which are included in “Refund liabilities”. The estimated cost of returned inventory is recorded as a reduction to cost of revenues and an increase of right of return assets which is included in “Inventories”. As of December 31, 2024 and 2025, RMB2,080,556 and nil of refund liability associated with estimated product returns were recorded in the consolidated balance sheet, respectively.

Contract Balances

Contract Balances

Contract liabilities are presented as advance from customers in the consolidated balance sheets, which primarily represent the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration in advance. The consideration received remains a contract liability until goods or services have been provided to the customers. Due to the generally short-term duration of the relevant contracts, the obligations are satisfied within one year. The amount of revenue recognized that was included in advance from customers at the beginning of the period were RMB2,215,981, RMB614,609 and RMB1,490,445 (US$213,131) for the years ended December 31, 2023, 2024 and 2025, respectively. The balances of advance from customers as of December 31, 2024 and 2025 was RMB1,756,046 and RMB1,591,131 (US$227,529), respectively.

In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. As of December 31, 2024 and 2025, the Group does not have any contract costs.

Segment reporting

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 — Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows.

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews operating income (loss) for each segment when making decisions about allocating resources and assessing performance of the Group. The Group operates within two main reportable segments: Internet hospital and pharmaceuticals supply chain. The Internet hospital segment includes providing online follow-up consultations and online prescription renewal service to customers and also sells prescription to customers through the Group’s website and apps. The pharmaceutical supply chain segment includes pharmacy retail sales and wholesale. The pharmacy retail sales sell prescription and over-the-counter (“OTC”) medicines, TCM and others to retail customers. The wholesale includes supplying the Group’s own retail drugstores with prescription and OTC medicines, TCM and others (which sales have been eliminated as intercompany transactions), and also selling them to other drug vendors and hospitals. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Group’s reportable business segments are strategic business units that offer different products and services. Each segment is managed separately because they require different operations and markets to distinct classes of customers. As our long-lived assets are substantially located in the PRC, no geographical segments are presented.

Cost of revenues	Cost of revenues Costs of revenues consist primarily of cost of goods sold. These costs are charged to the consolidated statements of operation and comprehensive loss as incurred.
Shipping and handling expense

Shipping and handling expense

Shipping and handling fees associated with outbound freight are expensed as incurred and included in sales and marketing expenses. Shipping and handling expense were RMB1,255,401, RMB2,237,411 and RMB1,897,818 (US$217,384) for the years ended December 31, 2023, 2024 and 2025, respectively.

Income taxes

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows FASB ASC Topic 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The accounting standards clarify the accounting and disclosure requirements for uncertain tax positions and prescribe a recognition threshold and measurement attribute for recognition and measurement of a tax position taken or expected to be taken in a tax return. The accounting standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties, uncertain tax provisions or interest relating to income taxes were incurred for the years ended December 31, 2024 and 2025.

Value added tax

Value added tax

Sales revenue represents the invoiced value of goods, net of VAT. All of the Group’s products are sold in the PRC and are subject to a VAT on the gross sales price. The VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing or acquiring its finished products. The Group recorded a VAT payable net of payments in the accompanying consolidated financial statements.

Advertising and promotion costs

Advertising and promotion costs

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB3,431,992, RMB11,102,956 andRMB19,539,893 (US$2,794,167) for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses incurred for the enhancement and maintenance of the Group’s websites and internal use software. Depreciation expenses and other operating costs that are directly related to research and development, if any, are also included in research and development expenses. The Group recognizes research and development expenses when incurred.

Government grants

Government grants

Government grants include cash subsidies received from various government agencies by the VIE and VIE’s subsidiaries of the Group. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of operations and comprehensive loss when the relevant performance criteria specified in the grant are met. The government grants with certain operating conditions are recorded as “other payable” when received, if any, and will be recorded as other income when the conditions are met.

Share-based compensation

Share-based compensation

The Company grants American depositary shares, or ADS to the service suppliers in exchange for consultancy and professional service and accounted for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”).

Awards granted to service suppliers with service conditions are measured at fair value on the grant date and are recognized as compensation expenses over the period when the specified service were received. The Group has elected to recognize the effect of forfeitures as compensation cost when they occur. To the extent the required vesting conditions are not met which leads to the forfeiture of the share-based awards, previously recognized compensation expenses relating to such awards will be reversed. The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Group determined the fair value of the awards granted based on the closing market price of the Company’s Class A ordinary shares on the grant date.

Loss per share

Loss per share

Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses. Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary equivalent shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 5% or more of the Group’s securities (ii) the Group’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Group, or (iv) anyone who can significantly influence the financial and operating decisions of the Group. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Mezzanine Equity

Mezzanine Equity

Convertible Redeemable preferred shares

Mezzanine equity represents the Series Pre-A, Series A, Series B-1, Series B-2, Series B-3 and Series B-4 convertible redeemable preferred shares (collectively, the “Preferred Shares”) issued by the Company. Preferred Shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events outside of the Company’s control. Therefore, the Group classifies the Preferred Shares as mezzanine equity.

The Series Pre-A and A Preferred Share will be recorded at the higher of (i) 100% of the issue price plus a simple interest rate of 12% per annum, (ii) the amount of the issue price plus all declared but unpaid dividends; and (iii) the amount of the net assets of the Company multiply by a fraction, with the numerator shall be the aggregate number of all Shares held by such Series Pre-A and A Preferred Shareholder on the date of the redemption, and the denominator shall be the aggregate number of all Shares then outstanding on such date.

The Series B-1, B-2, B-3 and B-4 Preferred Share will be recorded at the higher of (i) 100% of the issue price plus a simple interest rate of 10% per annum, (ii) the amount of the issue price plus all declared but unpaid dividends; and (iii) the amount of the net assets of the Company multiply by a fraction, with the numerator shall be the aggregate number of all Shares held by such Preferred Shareholder on the date of the redemption, and the denominator shall be the aggregate number of all Shares then outstanding on such date.

Upon conversion of the Preferred Shares into ordinary shares, the carrying amount of the Preferred Shares as of the conversion date is reclassified to ordinary shares and additional paid-in capital.

Redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by subsidiaries of the Group from non-controlling shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity. The noncontrolling interest will be recorded at the higher of (1) the cumulative amount that would result from applying the measurement guidance in ASC 810-10 (i.e., initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss, other comprehensive income or loss, and dividends) or (2) the redemption price.

Upon conversion of the preferred shares into ordinary shares of the Company’s subsidiary, the carrying amount of the preferred shares as of the conversion date is reclassified to non-controlling interests.

Employee benefits

Employee benefits

The full-time employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Risks and uncertainties

Risks and uncertainties

The operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Group’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC.

Substantially all of the Group’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Concentrations and credit risk

Concentrations and credit risk

Certain financial instruments, which subject the Group to concentration of credit risk, consist of cash and restricted cash. The Group has cash balances at financial institutions located in PRC. Since March 31, 2015, balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB500,000 (US$71,499) per bank. As of December 31, 2023, December 31, 2024 and December 31,2025, the Group had deposits totaling RMB6,681,531, RMB7,596,724 and RMB9,445,239 (US$1,350,651) that were covered by such limited insurance, respectively. Any balance over RMB500,000 (US$71,499) per bank in PRC will not be covered. To date, the Group has not experienced any losses in such accounts.

For the year ended December 31, 2025, there was one customer collectively accounted for 45.8% of the Group’s total revenue; as of December 31, 2025, there was two customers accounted for 64.9% of the Group’s gross accounts receivable. For the year ended December 31, 2024, there was one customer collectively accounted for 44.6% of the Group’s total revenue; as of December 31, 2024, there was one customer accounted for 13.6% of the Group’s gross accounts receivable. For the year ended December 31, 2023, there was one customer accounted for 56.3% of the Group’s total revenue; as of December 31, 2023, there were two customers collectively accounted for 66.1% of the Group’s gross accounts receivable. No other customers account for 10% or more of total revenue or gross account receivable of the Group except as disclosed above.

For the year ended December 31, 2025, there was two suppliers accounted for 60.6% of the Group’s total purchases; as of December 31, 2025, there four suppliers accounted for 65.8% of the Group’s accounts payable. For the year ended December 31, 2024, there was one supplier accounted for 39.1% of the Group’s total purchases; as of December 31, 2024, there one supplier accounted for 22.5% of the Group’s accounts payable. For the year ended December 31, 2023, there were two suppliers collectively accounted for 44.0% of the Group’s total purchases; as of December 31, 2023, there were two suppliers collectively accounted for 48.3% of the Group’s accounts payable. No other suppliers account for 10% or more of total purchase or account payable of the Group except as disclosed above.

Leases

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Lessees are required to recognize a right-of-use asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease). The liability is equal to the present value of lease payments. The asset is based on the liability, subject to certain adjustments, such as for initial direct costs. For income statement purposes, a dual model was retained, requiring leases to be classified as either operating or finance leases. Operating leases result in straight-line expense (similar to operating leases under the prior accounting standard) while finance leases result in a front-loaded expense pattern (similar to capital leases under the prior accounting standard). Lessor accounting is similar to the prior model, but updated to align with certain changes to the lessee model (e.g., certain definitions, such as initial direct costs, have been updated) and the new revenue standard, ASU 2014-9.

The following is a discussion of the Group’s lease policy under the new lease accounting standard:

The Group determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate for a similar term as the underlying lease, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives.

The Group leases premises for retail drugstores, warehouse and offices under non-cancellable operating leases. Operating lease payments are expensed over the term of lease using straight line method. A majority of the Group’s retail drugstore leases have a 3 to 5 years term. Usually within one to three months prior to the expiration date of a lease, the Group is required to notify the lessor and has a priority to continue renting the lease property if a lessor intends to lease property. The lease itself does not have restriction or covenants. If both parties agree to continue, a new lease contract with new lease terms has to been signed by both parties. Usually the rent may increase year by year based on the lease contract. Sublease is typically not allowed. Any damage, if made by the lessee, to the property and equipment within the property has to been fixed or reimbursed by the lessee. The Group does not have any leases entered into but which have not yet commenced. The Group has historically been able to renew a majority of its drug stores leases. As of December 31, 2025, the weighted average remaining lease term is 1.97 years and the weighted average discount rate is 3.68% per annum. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the leases. See Note 8 “LEASE” for additional information.

Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the leases. See Note 8 “LEASE” for additional information.

The Group elected the short-term lease exemption for all contracts with lease term of 12 months or less.

The Group evaluates right-of-use assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. Impairment charges for right-of-use assets were recognized of RMB1,063,104, RMB2,200,752 and RMB2,035,277 (US$291,041) for the years ended December 31, 2023, 2024 and 2025, respectively.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The Group adopted ASU 2023-09 for its annual period beginning January 1, 2025, on a prospectively basis. See Note 9 Income taxes, for further information.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequently to the enactment of the JOBS Act until such time as those standards apply to private companies.

In accordance with the recent updates to the accounting standards, the FASB has issued several new ASUs to enhance the clarity and consistency in financial reporting. Below is a summary of the key amendments and their effective dates:

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amended guidance added an illustrative example that includes four fact patterns to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether a profits interest award should be accounted for in accordance with Topic 718. The amendments guidance is effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. The guidance can be applied either prospectively or retrospectively. The Group is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amended guidance improves the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). The amended guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. The Group is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This guidance clarifies the assessment of whether a transaction should be accounted for as an induced conversion or extinguishment of convertible debt when changes are made to conversion features as part of an offer to settle the instrument. The amended guidance is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance can be applied either prospectively or retrospectively. The Group is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This guidance amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Group is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

n April 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. This Update is issued to reduce diversity in practice and improve the decision usefulness and operability of the guidance for share-based consideration payable to a customer in conjunction with selling goods or services. The amendments in this Update are effective for all entities for annual reporting periods (including interim reporting periods within annual reporting periods) beginning after December 15, 2026. Early adoption is permitted. The Group is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This Update is issued to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Group is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The new standard is effective for interim and annual periods beginning after December 15, 2028. Early adoption is permitted. The Group is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.